Income Taxes - Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Deferred tax assets:
Deferred revenue	$ 24,507	$ 15,214
Employee compensation and benefits	113,431	101,400
Intangible assets and computer software	50,564	59,977
Tax credits, net capital and operating loss carryforwards	170,591	142,260
Lease liabilities	37,130	41,777
Other	76,908	73,737
Total deferred tax assets	473,131	434,365
Valuation allowances	(61,513)	(66,165)
Total deferred tax assets, net	411,618	368,200
Deferred tax liabilities:
Anticipated withholdings on subsidiaries' earnings	(33,339)	(48,943)
Intangible assets and computer software	(116,966)	(115,092)
Lease assets	(33,215)	(35,607)
Other	(46,780)	(48,718)
Total deferred tax liabilities	(230,300)	(248,360)
Net deferred tax assets	$ 181,318	$ 119,840